Current and Long-Term Debt - Schedule of drawdowns (Details) $ in Millions	1 Months Ended						12 Months Ended
	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2016 vessel	Dec. 31, 2017 USD ($) vessel
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns				$ 81.4
DVB 2017 Credit Facility [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel							4
DVB 2017 Credit Facility [Member] | Vessels [member] | STI Alexis [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							$ 28.3
DVB 2017 Credit Facility [Member] | Vessels [member] | STI Seneca [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							18.9
DVB 2017 Credit Facility [Member] | Vessels [member] | STI Milwaukee [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							17.9
DVB 2017 Credit Facility [Member] | Vessels [member] | STI Wembley [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							$ 16.3
2017 Credit Facility [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel							7
2017 Credit Facility [Member] | Vessels [member] | STI Galata [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							$ 20.4
2017 Credit Facility [Member] | Vessels [member] | STI Bosphorus [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							20.4
2017 Credit Facility [Member] | Vessels [member] | STI Leblon [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							21.0
2017 Credit Facility [Member] | Vessels [member] | STI La Boca [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							21.0
2017 Credit Facility [Member] | Vessels [member] | STI San Telmo [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							20.6
2017 Credit Facility [Member] | Vessels [member] | STI Donald C Trauscht [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							20.7
2017 Credit Facility [Member] | Vessels [member] | STI Esles II [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 21.5						21.5
Credit Suisse Credit Facility [Member] | Vessels [member] | STI Selatar [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							29.4
Credit Suisse Credit Facility [Member] | Vessels [member] | STI Rambla [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							29.0
BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments							2.9
2016 Credit Facility [Member] | Vessels [member] | STI Amber [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 14.9
DVB 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments				$ 86.8
HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns					$ 31.1
HSH Credit Facility [Member] | Vessels [member] | STI Duchessa [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							16.5
HSH Credit Facility [Member] | Vessels [member] | STI Onyx [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns							$ 14.6
Repayments			$ 13.8
MR [Member] | 2016 Credit Facility [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel						16